SHAREHOLDERS' EQUITY - Preference Shares (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0